INCOME TAXES - Disclosure of deductible temporary differences (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforward [Line Items]
Unrecognized deductible temporary differences	$ 44,293,418	$ 17,744,539
Non-capital losses - Canadian [Member]
Operating Loss Carryforward [Line Items]
Unrecognized deductible temporary differences	29,385,675	6,425,696
Non-capital losses - foreign [Member]
Operating Loss Carryforward [Line Items]
Unrecognized deductible temporary differences	11,922,094	10,574,273
Share issuance costs [Member]
Operating Loss Carryforward [Line Items]
Unrecognized deductible temporary differences	$ 2,985,649	$ 744,570